SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

December 4, 2020

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

BlackRock Advantage U.S. Total Market V.I. Fund (the “Total Market Fund”), BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund (the “Index Funds”), each a series of BlackRock Variable Series Funds, Inc., Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A

(File Nos. 002-74452 and 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 110 to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to reflect (i) the change in the Total Market Fund’s name from BlackRock Advantage U.S. Total Market V.I. Fund to BlackRock Advantage SMID Cap V.I. Fund, (ii) certain changes to the Total Market Fund’s investment strategies and (iii) the offering of Class III Shares by the Index Funds.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of the Company which was filed on February 14, 2020 (the “Prior Filing”). The disclosure transmitted herewith is substantively similar to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus

•	Other Important Information, Class I Shares—How to Buy and Sell Shares

•	Other Important Information, Class I Shares—Valuation of Fund Investments

•	Other Important Information, Class III Shares—How to Buy and Sell Shares

•	Other Important Information, Class III Shares—Valuation of Fund Investments

Statement of Additional Information:

•	Investment Restrictions

•	Computation of Offering Price Per Share

•	Selective Disclosure of Portfolio Holdings

•	Redemption of Shares

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Performance Data

•	Appendix A—Description of Bond Ratings

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,
/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	John A. MacKinnon

Janey Ahn